Financial instruments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial instruments

Note	17 | Financial instruments

Note	17.1 | Financial instruments by category

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2025
Assets
Trade receivables	496,262	-	-	496,262
Other receivables	16,195	17,581	1,234	35,010
Cash and cash equivalents
Cash and Banks	136,911	-	-	136,911
Time deposits	9,714	-	-	9,714
Mutual funds	-	60,555	-	60,555
Financial assets at fair value through profit or loss:
Negotiable instruments	-	130,868	-	130,868
Shares	-	53,686	-	53,686
Mutual funds	-	434,801	-	434,801
Financial assets at amortized cost:
Negotiable instruments	23,530	-	-	23,530
Total	682,612	697,491	1,234	1,381,337

As of December 31, 2024
Assets
Trade receivables	506,774	-	-	506,774
Other receivables	15,714	11,767	17,127	44,608
Cash and cash equivalents
Cash and Banks	26,549	-	-	26,549
Time deposits	4,326	-	-	4,326
Mutual funds	-	590	-	590
Financial assets at fair value through profit or loss:
Negotiable instruments	-	150,616	-	150,616
Mutual funds	-	327,368	-	327,368
Financial assets at amortized cost:
Negotiable instruments	13,417	-	-	13,417
Total	566,780	490,341	17,127	1,074,248

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2025
Liabilities
Trade payables	532,029	-	532,029
Other payables	464,403	-	464,403
Borrowings	1,184,293	-	1,184,293
Total	2,180,725	-	2,180,725

As of December 31, 2024
Liabilities
Trade payables	1,001,861	-	1,001,861
Other payables	222,089	172,973	395,062
Borrowings	614,958	-	614,958
Total	1,838,908	172,973	2,011,881

Financial instruments categories have been determined based on IFRS 9.

The income, expenses, gains and losses resulting from each financial instrument category are as follow:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2025
Interest income	1,801	-	1,801
Exchange differences	65,457	89,383	154,840
Changes in fair value of financial assets	-	91,310	91,310
Total	67,258	180,693	247,951

As of December 31, 2024
Interest income	1,611	-	1,611
Exchange differences	23,668	39,157	62,825
Changes in fair value of financial assets	-	87,990	87,990
Total	25,279	127,147	152,426

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2025
Interest expense	(294,639)	-	(294,639)
Exchange differences	(218,558)	-	(218,558)
Net loss from the cancelattion of Corporate Notes	(52)	-	(52)
Changes in fair value of financial liabilities	-	(9,797)	(9,797)
Other financial results	(78,767)	-	(78,767)
Total	(592,016)	(9,797)	(601,813)

As of December 31, 2024
Interest expense	(434,125)	-	(434,125)
Exchange differences	(81,292)	-	(81,292)
Loss on debt restructuring	(4,534)	-	(4,534)
Changes in fair value of financial liabilities	-	(159,944)	(159,944)
Other financial results	(55,238)	-	(55,238)
Total	(575,189)	(159,944)	(735,133)

Note	17.2 | Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired may be assessed based on external credit ratings or historical information:

	12.31.25	12.31.24
Customers with no external credit rating:
Group 1 (i)	202,092	321,677
Group 2 (ii)	271,353	153,340
Group 3 (iii)	22,817	31,757
Total trade receivables	496,262	506,774

(i)	Relates to customers with debt to become due.
(ii)	Relates to customers with past due debt from 0 to 3 months.
(iii)	Relates to customers with past due debt from 3 to 12 months.